FINANCIAL INCOME/EXPENSE - Summary of Finance Income Expense Transaction (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Finance income
Change in fair value of warrants	$ 3,277	$ 97,021
Change in fair value of embedded derivatives	104,931	0
Interest receivable on RSP loans calculated using effective interest rate	1,526	7,252
Other interest	775	172
Reversal of difference between fair value and nominal value of loans repaid	295	1,742
Foreign exchange differences	26,491	0
Other finance income	94	1
Finance income	137,389	106,188
Finance cost
Bank charges	(212)	(197)
Interest on convertible notes	(4,558)	0
Other interest payable	(40)	(181)
Interest on leases	(6,312)	(4,390)
Foreign exchange differences	0	(9,630)
Loss on refinancing of RSP loans	(2,460)	0
Impairment of financial assets	(1,077)	0
Other	0	0
Total finance cost	$ (14,659)	$ (14,398)